Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amount due from related parties	¥ 725	¥ 987
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	350	420
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	68	122
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	284	428
Amount due to related parties	(9)	(6)
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	15	9
Amount due to related parties	(362)	(265)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	2	2
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Amount deposited with related parties	61,880	33,385
Interbank certificates of deposits of related parties		199
Wealth management products of related parties	115	330
Amount due from related parties	1,557	1,041
Amount due to related parties	(63)	(31)
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	6	6
Amount due to related parties	(67)	(78)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	25	57
Amount due to related parties	(28)	(19)
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(218)	(207)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(10)	(4)
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Corporate bonds from relate parties	593	592
Amount due from related parties	¥ 8	¥ 8